Quarterly Holdings Report
for
Fidelity® Disruptive Technology ETF
August 31, 2026
DRT-NPRT1-1026
1.9907235.103
Common Stocks - 99.8%
	Shares	Value ($)
CANADA - 4.3%
Information Technology - 4.3%
Electronic Equipment, Instruments & Components - 0.8%
Celestica Inc (a)	7,731	2,319,607
IT Services - 3.5%
Shopify Inc Class A (United States) (a)	67,855	9,999,791
TOTAL CANADA		12,319,398
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Montage Technology Co Ltd H Shares (b)	6,300	216,203
GERMANY - 1.5%
Information Technology - 1.5%
Software - 1.5%
SAP SE	18,830	4,175,362
ISRAEL - 1.0%
Consumer Discretionary - 1.0%
Broadline Retail - 1.0%
Global-e Online Ltd (a)	82,686	3,088,322
JAPAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
Advantest Corp	26,364	5,559,957
Disco Corp	5,833	2,122,153

TOTAL JAPAN		7,682,110
NETHERLANDS - 2.4%
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 2.4%
BE Semiconductor Industries NV	18,896	4,290,961
NXP Semiconductors NV	11,264	2,530,345

TOTAL NETHERLANDS		6,821,306
TAIWAN - 11.4%
Industrials - 0.5%
Electrical Equipment - 0.5%
Bizlink Holding Inc	19,587	1,340,644
Information Technology - 10.9%
Semiconductors & Semiconductor Equipment - 10.9%
MediaTek Inc	84,812	10,499,845
Silicon Motion Technology Corp ADR	17,628	4,351,296
Taiwan Semiconductor Manufacturing Co Ltd ADR	39,971	16,600,756
TOTAL INFORMATION TECHNOLOGY		31,451,897
TOTAL TAIWAN		32,792,541
UNITED STATES - 76.5%
Communication Services - 7.4%
Diversified Telecommunication Services - 0.3%
Space Exploration Technologies Corp Class A (b)	5,917	850,213
Interactive Media & Services - 5.6%
Alphabet Inc Class C	27,120	9,096,319
Meta Platforms Inc Class A	12,517	7,163,980
		16,260,299
Media - 1.5%
Magnite Inc (a)	181,383	4,260,687
TOTAL COMMUNICATION SERVICES		21,371,199
Consumer Discretionary - 5.1%
Broadline Retail - 3.8%
Amazon.com Inc (a)	42,139	10,946,448
Hotels, Restaurants & Leisure - 0.9%
Airbnb Inc Class A (a)	13,925	2,551,339
Household Durables - 0.4%
Garmin Ltd	4,500	1,278,495
TOTAL CONSUMER DISCRETIONARY		14,776,282
Information Technology - 64.0%
Communications Equipment - 2.1%
Arista Networks Inc (a)	31,258	6,116,878
Electronic Equipment, Instruments & Components - 5.6%
Coherent Corp (a)	28,909	8,031,788
Corning Inc	24,411	3,630,648
Flex Ltd (a)	40,697	4,446,147
		16,108,583
IT Services - 5.8%
Cloudflare Inc Class A (a)	23,625	7,208,224
IBM Corporation	10,248	2,396,700
Twilio Inc Class A (a)	30,518	7,190,956
		16,795,880
Semiconductors & Semiconductor Equipment - 21.6%
Broadcom Inc	4,910	1,818,369
Marvell Technology Inc	97,511	20,639,178
Micron Technology Inc	24,129	23,133,197
Monolithic Power Systems Inc	2,315	2,934,888
NVIDIA Corp	61,051	13,478,840
		62,004,472
Software - 20.8%
Crowdstrike Holdings Inc Class A (a)	18,878	4,360,818
Datadog Inc Class A (a)	27,466	6,510,541
Intuit Inc	4,220	1,516,246
Microsoft Corp	23,472	11,907,111
Palantir Technologies Inc Class A (a)	84,890	15,821,798
Palo Alto Networks Inc (a)	36,337	13,885,458
Synopsys Inc (a)	12,604	5,540,592
		59,542,564
Technology Hardware, Storage & Peripherals - 8.1%
Apple Inc	10,607	3,360,827
Seagate Technology Holdings PLC	12,812	10,613,205
Western Digital Corp	20,987	9,455,693
		23,429,725
TOTAL INFORMATION TECHNOLOGY		183,998,102
TOTAL UNITED STATES		220,145,583
TOTAL COMMON STOCKS (Cost $165,094,135)		287,240,825

Money Market Funds - 0.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	701,653	701,794
Fidelity Securities Lending Cash Central Fund (c)(d)	3.72	100,569	100,579
TOTAL MONEY MARKET FUNDS (Cost $802,363)			802,373

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $165,896,498)	288,043,198
NET OTHER ASSETS (LIABILITIES) - 0.0%	(138,334)
NET ASSETS - 100.0%	287,904,864

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $837,209.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	692,472	3,068,852	3,059,562	10,561	21	11	701,794	701,653
Fidelity Securities Lending Cash Central Fund	-	7,905,696	7,805,116	2,190	-	(1)	100,579	100,569
	692,472	10,974,548	10,864,678	12,751	21	10	802,373

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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